Distribution Date:	01/18/22	CD 2019-CD8 Mortgage Trust
Determination Date:	01/11/22
Next Distribution Date:	02/17/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2019-CD8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270	cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Certificate Ratings Detail	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners,LLC
Current Mortgage Loan and Property Stratification	9-13		Job Warshaw		jwarshaw@lnrpartners.com
			1601 Washington Avenue, Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	14-15
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17	Representations Reviewer
Principal Prepayment Detail	18		David Rodgers	(212) 230-9025
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	20		Bank, N.A.
Collateral Stratification and Historical Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	23
		Rating Agency	Fitch Ratings, Inc.
Modified Loan Detail	24			(212) 908-0500
Historical Liquidated Loan Detail	25		33 Whitehall Street | New York, NY 10004
Historical Bond / Collateral Loss Reconciliation Detail	26	Rating Agency	DBRS, Inc.
Interest Shortfall Detail - Collateral Level	27		US office	(312) 332-3492
Supplemental Notes	28		333 West Wacker Drive, Suite 1800 | Chicago, IL 60606
		Rating Agency	S&P Global Ratings
			CMBS Info 17g5	(212) 438-2430	cmbs_info_17g5@standardandpoors.com
			55 Water Street, 41st Floor | New York, NY 10041
		Directing Holder	Eightfold Real Estate Capital, L.P.
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2022 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12515BAA6	1.927000%	10,401,000.00	7,240,400.57	136,183.95	11,626.88	0.00	0.00	147,810.83	7,104,216.62	30.13%	30.00%
A-2	12515BAB4	2.809000%	7,644,000.00	7,644,000.00	0.00	17,893.33	0.00	0.00	17,893.33	7,644,000.00	30.13%	30.00%
A-SB	12515BAC2	2.812000%	16,457,000.00	16,457,000.00	0.00	38,564.24	0.00	0.00	38,564.24	16,457,000.00	30.13%	30.00%
A-3	12515BAD0	2.657000%	180,750,000.00	180,750,000.00	0.00	400,210.63	0.00	0.00	400,210.63	180,750,000.00	30.13%	30.00%
A-4	12515BAE8	2.912000%	334,331,000.00	334,331,000.00	0.00	811,309.89	0.00	0.00	811,309.89	334,331,000.00	30.13%	30.00%
A-M	12515BAG3	3.124000%	49,070,000.00	49,070,000.00	0.00	127,745.57	0.00	0.00	127,745.57	49,070,000.00	23.85%	23.75%
B	12515BAH1	3.366000%	40,237,000.00	40,237,000.00	0.00	112,864.79	0.00	0.00	112,864.79	40,237,000.00	18.70%	18.63%
C	12515BAJ7	3.719000%	38,275,000.00	38,275,000.00	0.00	118,620.60	0.00	0.00	118,620.60	38,275,000.00	13.81%	13.75%
D	12515BAR9	3.000000%	24,535,000.00	24,535,000.00	0.00	61,337.50	0.00	0.00	61,337.50	24,535,000.00	10.67%	10.63%
E	12515BAT5	3.000000%	19,628,000.00	19,628,000.00	0.00	49,070.00	0.00	0.00	49,070.00	19,628,000.00	8.16%	8.13%
F	12515BAV0	3.000000%	21,591,000.00	21,591,000.00	0.00	53,977.50	0.00	0.00	53,977.50	21,591,000.00	5.40%	5.38%
G-RR	12515BAY4	4.244095%	8,832,000.00	8,832,000.00	0.00	31,236.54	0.00	0.00	31,236.54	8,832,000.00	4.27%	4.25%
H-RR	12515BBA5	4.244095%	16,684,000.00	16,684,000.00	0.00	59,007.06	0.00	0.00	59,007.06	16,684,000.00	2.13%	2.13%
J-RR*	12515BBC1	4.244095%	16,684,305.00	16,684,305.00	0.00	28,375.79	0.00	0.00	28,375.79	16,684,305.00	0.00%	0.00%
V-RR	12515BBG2	4.244095%	26,000,000.00	25,895,333.64	4,509.87	90,570.78	0.00	0.00	95,080.65	25,890,823.77	0.00%	0.00%
S	12515BBD9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12515BBE7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			811,119,305.00	807,854,039.21	140,693.82	2,012,411.10	0.00	0.00	2,153,104.92	807,713,345.39

Notional Certificates
X-A	12515BAF5	1.408088%	598,653,000.00	595,492,400.58	0.00	698,754.54	0.00	0.00	698,754.54	595,356,216.62
X-B	12515BAK4	0.706005%	78,512,000.00	78,512,000.00	0.00	46,191.57	0.00	0.00	46,191.57	78,512,000.00
X-D	12515BAM0	1.244095%	44,163,000.00	44,163,000.00	0.00	45,785.79	0.00	0.00	45,785.79	44,163,000.00
X-F	12515BAP3	1.244095%	21,591,000.00	21,591,000.00	0.00	22,384.37	0.00	0.00	22,384.37	21,591,000.00
Notional SubTotal			742,919,000.00	739,758,400.58	0.00	813,116.27	0.00	0.00	813,116.27	739,622,216.62

Deal Distribution Total					140,693.82	2,825,527.37	0.00	0.00	2,966,221.19

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2022 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12515BAA6	696.12542736	13.09335160	1.11786174	0.00000000	0.00000000	0.00000000	0.00000000	14.21121334	683.03207576
A-2	12515BAB4	1,000.00000000	0.00000000	2.34083333	0.00000000	0.00000000	0.00000000	0.00000000	2.34083333	1,000.00000000
A-SB	12515BAC2	1,000.00000000	0.00000000	2.34333354	0.00000000	0.00000000	0.00000000	0.00000000	2.34333354	1,000.00000000
A-3	12515BAD0	1,000.00000000	0.00000000	2.21416669	0.00000000	0.00000000	0.00000000	0.00000000	2.21416669	1,000.00000000
A-4	12515BAE8	1,000.00000000	0.00000000	2.42666666	0.00000000	0.00000000	0.00000000	0.00000000	2.42666666	1,000.00000000
A-M	12515BAG3	1,000.00000000	0.00000000	2.60333340	0.00000000	0.00000000	0.00000000	0.00000000	2.60333340	1,000.00000000
B	12515BAH1	1,000.00000000	0.00000000	2.80500012	0.00000000	0.00000000	0.00000000	0.00000000	2.80500012	1,000.00000000
C	12515BAJ7	1,000.00000000	0.00000000	3.09916656	0.00000000	0.00000000	0.00000000	0.00000000	3.09916656	1,000.00000000
D	12515BAR9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	12515BAT5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	12515BAV0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
G-RR	12515BAY4	1,000.00000000	0.00000000	3.53674592	0.00000000	0.00000000	0.00000000	0.00000000	3.53674592	1,000.00000000
H-RR	12515BBA5	1,000.00000000	0.00000000	3.53674538	0.00000000	0.00000000	0.00000000	0.00000000	3.53674538	1,000.00000000
J-RR	12515BBC1	1,000.00000000	0.00000000	1.70074750	1.83599796	26.64153586	0.00000000	0.00000000	1.70074750	1,000.00000000
V-RR	12515BBG2	995.97437077	0.17345654	3.48349154	0.03901615	0.56615000	0.00000000	0.00000000	3.65694808	995.80091423
S	12515BBD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12515BBE7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12515BAF5	994.72048178	0.00000000	1.16721129	0.00000000	0.00000000	0.00000000	0.00000000	1.16721129	994.49299781
X-B	12515BAK4	1,000.00000000	0.00000000	0.58833771	0.00000000	0.00000000	0.00000000	0.00000000	0.58833771	1,000.00000000
X-D	12515BAM0	1,000.00000000	0.00000000	1.03674547	0.00000000	0.00000000	0.00000000	0.00000000	1.03674547	1,000.00000000
X-F	12515BAP3	1,000.00000000	0.00000000	1.03674540	0.00000000	0.00000000	0.00000000	0.00000000	1.03674540	1,000.00000000

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	12/01/21 - 12/30/21	30	0.00	11,626.88	0.00	11,626.88	0.00	0.00	0.00	11,626.88	0.00
A-2	12/01/21 - 12/30/21	30	0.00	17,893.33	0.00	17,893.33	0.00	0.00	0.00	17,893.33	0.00
A-SB	12/01/21 - 12/30/21	30	0.00	38,564.24	0.00	38,564.24	0.00	0.00	0.00	38,564.24	0.00
A-3	12/01/21 - 12/30/21	30	0.00	400,210.63	0.00	400,210.63	0.00	0.00	0.00	400,210.63	0.00
A-4	12/01/21 - 12/30/21	30	0.00	811,309.89	0.00	811,309.89	0.00	0.00	0.00	811,309.89	0.00
X-A	12/01/21 - 12/30/21	30	0.00	698,754.54	0.00	698,754.54	0.00	0.00	0.00	698,754.54	0.00
X-B	12/01/21 - 12/30/21	30	0.00	46,191.57	0.00	46,191.57	0.00	0.00	0.00	46,191.57	0.00
X-D	12/01/21 - 12/30/21	30	0.00	45,785.79	0.00	45,785.79	0.00	0.00	0.00	45,785.79	0.00
X-F	12/01/21 - 12/30/21	30	0.00	22,384.37	0.00	22,384.37	0.00	0.00	0.00	22,384.37	0.00
A-M	12/01/21 - 12/30/21	30	0.00	127,745.57	0.00	127,745.57	0.00	0.00	0.00	127,745.57	0.00
B	12/01/21 - 12/30/21	30	0.00	112,864.79	0.00	112,864.79	0.00	0.00	0.00	112,864.79	0.00
C	12/01/21 - 12/30/21	30	0.00	118,620.60	0.00	118,620.60	0.00	0.00	0.00	118,620.60	0.00
D	12/01/21 - 12/30/21	30	0.00	61,337.50	0.00	61,337.50	0.00	0.00	0.00	61,337.50	0.00
E	12/01/21 - 12/30/21	30	0.00	49,070.00	0.00	49,070.00	0.00	0.00	0.00	49,070.00	0.00
F	12/01/21 - 12/30/21	30	0.00	53,977.50	0.00	53,977.50	0.00	0.00	0.00	53,977.50	0.00
G-RR	12/01/21 - 12/30/21	30	0.00	31,236.54	0.00	31,236.54	0.00	0.00	0.00	31,236.54	0.00
H-RR	12/01/21 - 12/30/21	30	0.00	59,007.06	0.00	59,007.06	0.00	0.00	0.00	59,007.06	0.00
J-RR	12/01/21 - 12/30/21	30	413,863.16	59,008.14	0.00	59,008.14	30,632.35	0.00	0.00	28,375.79	444,495.51
V-RR	12/01/21 - 12/30/21	30	13,705.48	91,585.20	0.00	91,585.20	1,014.42	0.00	0.00	90,570.78	14,719.90
Totals			427,568.64	2,857,174.14	0.00	2,857,174.14	31,646.77	0.00	0.00	2,825,527.37	459,215.41

© Copyright 2022 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	2,966,221.19
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2022 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,967,395.45	Master Servicing Fee	6,593.85
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,219.13
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	347.83
ARD Interest	0.00	Operating Advisor Fee	1,821.36
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,967,395.45	Total Fees	14,982.16

Principal		Expenses/Reimbursements
Scheduled Principal	140,693.82	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	12,594.69
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	19,052.08
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	140,693.82	Total Expenses/Reimbursements	31,646.77

		Interest Reserve Deposit	95,239.14

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,825,527.37
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	140,693.82
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,966,221.19
Total Funds Collected	3,108,089.27	Total Funds Distributed	3,108,089.26

© Copyright 2022 Computershare. All rights reserved. Confidential.			Page 6 of 28

Certificate Ratings Detail

				DBRS, Inc.			Fitch Ratings, Inc.		Standard & Poor's Rating Services
					Date Last			Date Last			Date Last
Class		CUSIP	Original	Current¹		Original	Current¹		Original	Current¹
					Changed			Changed			Changed
	A1	12515BAA6	AAA	AAA	01/01/22	AAA	AAA	01/01/22	AAA	AAA	01/01/22
	A2	12515BAB4	AAA	AAA	01/01/22	AAA	AAA	01/01/22	AAA	AAA	01/01/22
	ASB	12515BAC2	AAA	AAA	01/01/22	AAA	AAA	01/01/22	AAA	AAA	01/01/22
	A3	12515BAD0	AAA	AAA	01/01/22	AAA	AAA	01/01/22	AAA	AAA	01/01/22
	A4	12515BAE8	AAA	AAA	01/01/22	AAA	AAA	01/01/22	AAA	AAA	01/01/22
	XA	12515BAF5	AAA	AAA	01/01/22	AAA	AAA	01/01/22	AA+	AA+	01/01/22
	XB	12515BAK4	AA	AA	01/01/22	A-	A-	01/01/22	N/A	N/A	01/01/22
	XD	12515BAM0	A (low)	A (low)	01/01/22	BBB-	BBB-	01/01/22	N/A	N/A	01/01/22
	XF	12515BAP3	BBB (low)	BBB (low)	01/01/22	BB-	BB-	01/01/22	N/A	N/A	01/01/22
	AM	12515BAG3	AAA	AAA	01/01/22	AAA	AAA	01/01/22	AA+	AA+	01/01/22
	B	12515BAH1	AAA	AAA	01/01/22	AA-	AA-	01/01/22	N/A	N/A	01/01/22
	C	12515BAJ7	AA (low)	AA (low)	01/01/22	A-	A-	01/01/22	N/A	N/A	01/01/22
	D	12515BAR9	A (low)	A (low)	01/01/22	BBB	BBB	01/01/22	N/A	N/A	01/01/22
	E	12515BAT5	BBB (high)	BBB (high)	01/01/22	BBB-	BBB-	01/01/22	N/A	N/A	01/01/22
	F	12515BAV0	BB (high)	BB (high)	01/01/22	BB-	BB-	01/01/22	N/A	N/A	01/01/22
GRR		12515BAY4	BB	N/A	01/01/22	B-	N/A	01/01/22	N/A	N/A	01/01/22
HRR		12515BBA5	B (low)	N/A	01/01/22	NR	N/A	01/01/22	N/A	N/A	01/01/22
	JRR	12515BBC1	N/A	N/A	01/01/22	NR	N/A	01/01/22	N/A	N/A	01/01/22
VRR		12515BBG2	N/A	N/A	01/01/22	NR	N/A	01/01/22	N/A	N/A	01/01/22
NR	- Designates that the class was not rated by the above agency at the time of original issuance.
N/A	- Data not available this period.
X	- Designates that the above rating agency did not rate any classes in this transaction at the time of original issuance.
(1)

For any class not rated at the time of original issuance by any particular rating agency, no request has been made subsequent to issuance to obtain rating information, if any, from such rating agency. The current ratings were obtained directly from the applicable rating agency within 30 days of the payment date listed above. The ratings may have changed since they were obtained. Because the ratings may have changed, you may want to obtain current ratings directly from the rating agencies.

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	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	807,854,039.60	807,854,039.60	Beginning Certificate Balance	807,854,039.21
(-) Scheduled Principal Collections	140,693.82	140,693.82	(-) Principal Distributions	140,693.82
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	807,713,345.78	807,713,345.78	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	807,854,039.60	807,854,039.60	Ending Certificate Balance	807,713,345.39
Ending Actual Collateral Balance	807,713,345.78	807,713,345.78

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.39)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.39)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.24%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2022 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	7,499,999 or less	8	45,595,754.93	5.65%	89	4.5106	2.098464	1.44 or less	14	320,394,176.53	39.67%	89	4.5476	0.500244
7,500,000 to 14,999,999		7	77,509,885.00	9.60%	84	4.4596	1.820489	1.45 to 1.74	3	73,647,386.59	9.12%	91	4.3394	1.656663
15,000,000 to 24,999,999		7	133,528,394.22	16.53%	88	4.5147	1.401033	1.75 to 2.49	10	249,555,000.00	30.90%	97	4.1340	1.992272
25,000,000 to 49,999,999		10	356,079,311.63	44.08%	95	4.0931	1.649733	2.50 to 3.49	7	161,341,782.66	19.98%	88	3.8841	3.132360
	50,000,000 or greater	3	195,000,000.00	24.14%	91	4.2758	1.466410	3.50 and greater	1	2,775,000.00	0.34%	91	3.7700	4.470000
	Totals	35	807,713,345.78	100.00%	91	4.2656	1.606078	Totals	35	807,713,345.78	100.00%	91	4.2656	1.606078
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2022 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	5,428,571.43	0.67%	91	4.8500	1.330000
							Industrial	15	32,483,706.96	4.02%	91	4.2377	1.928414
Arizona	1	6,780,000.00	0.84%	91	4.4000	2.250000
							Lodging	14	145,426,121.97	18.00%	87	4.6852	0.150649
California	8	242,730,000.00	30.05%	98	4.0608	1.755700
							Mixed Use	5	127,203,508.73	15.75%	87	4.4342	0.934835
Florida	3	37,425,000.00	4.63%	86	4.7602	1.949058
							Multi-Family	5	48,440,000.00	6.00%	91	3.8296	2.381610
Illinois	2	60,000,000.00	7.43%	86	4.4737	0.932500
							Office	6	156,526,119.07	19.38%	103	3.8848	2.012587
Massachusetts	3	18,898,299.97	2.34%	91	4.3000	1.520000
							Other	1	38,839,082.17	4.81%	91	4.3800	1.120000
Michigan	14	14,749,086.58	1.83%	91	4.0900	1.660000
							Retail	9	242,594,806.73	30.03%	90	4.2409	2.385503
Mississippi	1	6,571,428.57	0.81%	91	4.8500	1.330000
							Self Storage	3	16,200,000.00	2.01%	91	4.3094	2.542454
Nevada	1	6,250,754.93	0.77%	90	4.2800	3.440000
							Totals	58	807,713,345.78	100.00%	91	4.2656	1.606078
New York	13	104,234,312.99	12.90%	90	3.7212	2.124555

North Carolina	1	2,775,000.00	0.34%	91	3.7700	4.470000

Pennsylvania	3	109,634,863.42	13.57%	91	4.7005	0.092913

South Carolina	1	8,296,027.73	1.03%	30	4.3500	3.010000

Texas	3	126,800,000.00	15.70%	90	4.4602	2.259685

Utah	1	8,900,000.00	1.10%	88	4.9100	2.130000

Washington	1	6,240,000.00	0.77%	91	4.5000	0.880000

Washington, DC	1	42,000,000.00	5.20%	91	4.0400	1.340000

Totals	58	807,713,345.78	100.00%	91	4.2656	1.606078

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.9999% or less	6	220,725,000.00	27.33%	99	3.6679	2.334059	12 months or less	1	34,450,000.00	4.27%	149	3.7639	1.880000
	4.0000% to 4.2499%	6	137,544,086.62	17.03%	91	4.0863	1.242659	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	15	280,619,259.16	34.74%	88	4.4167	1.834747	25 months to 36 months	33	765,838,345.78	94.82%	89	4.2798	1.597111
	4.7500% to 4.9999%	6	144,600,000.00	17.90%	88	4.8867	0.663873	37 months to 48 months	1	7,425,000.00	0.92%	83	5.1300	1.260000
	5.0000% or greater	2	24,225,000.00	3.00%	84	5.2722	0.011703	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	807,713,345.78	100.00%	91	4.2656	1.606078	Totals	35	807,713,345.78	100.00%	91	4.2656	1.606078
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2022 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	1	8,296,027.73	1.03%	30	4.3500	3.010000	Interest Only	23	619,750,000.00	76.73%	93	4.1893	1.653271
	60 months or greater	34	799,417,318.05	98.97%	92	4.2647	1.591509	59 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	807,713,345.78	100.00%	91	4.2656	1.606078	60 months or greater	12	187,963,345.78	23.27%	87	4.5172	1.450472
								Totals	35	807,713,345.78	100.00%	91	4.2656	1.606078
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2022 Computershare. All rights reserved. Confidential.														Page 12 of 28

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		3	45,647,386.59	5.65%	91	4.3767	1.515287				None
	Totals	35	807,713,345.78	100.00%	91	4.2656	1.606078

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2022 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30316671	OF	Los Angeles	CA	Actual/360	3.725%	240,572.92	0.00	0.00	N/A	07/01/29	--	75,000,000.00	75,000,000.00	01/01/22
2A2	30316576	RT	The Woodlands	TX	Actual/360	4.256%	183,244.44	0.00	0.00	N/A	08/01/29	--	50,000,000.00	50,000,000.00	12/01/21
2A5	30316580				Actual/360	4.256%	73,297.78	0.00	0.00	N/A	08/01/29	--	20,000,000.00	20,000,000.00	12/01/21
3	30316672	LO	Philadelphia	PA	Actual/360	4.880%	294,155.56	0.00	0.00	N/A	08/06/29	--	70,000,000.00	70,000,000.00	09/06/20
4	30503593	MU	Washington	DC	Actual/360	4.040%	146,113.33	0.00	0.00	N/A	08/06/29	--	42,000,000.00	42,000,000.00	01/06/22
5	30316673	MU	Chicago	IL	Actual/360	4.670%	164,876.94	0.00	0.00	N/A	01/01/29	--	41,000,000.00	41,000,000.00	01/01/22
6	30316674	RT	Lakewood	CA	Actual/360	3.970%	140,163.06	0.00	0.00	N/A	07/06/29	--	41,000,000.00	41,000,000.00	01/06/22
7	30503334	RT	Brooklyn	NY	Actual/360	3.530%	121,588.89	0.00	0.00	N/A	07/06/29	--	40,000,000.00	40,000,000.00	12/06/21
8	30316675	RT	Pharr	TX	Actual/360	4.450%	153,277.78	0.00	0.00	N/A	08/06/29	--	40,000,000.00	40,000,000.00	01/06/22
9A1	30503638	98	Bethlehem	PA	Actual/360	4.380%	109,978.36	29,777.43	0.00	N/A	08/06/29	--	29,159,089.06	29,129,311.63	01/06/22
9A2	30503639				Actual/360	4.380%	36,659.46	9,925.80	0.00	N/A	08/06/29	--	9,719,696.45	9,709,770.65	01/06/22
10	30316677	OF	Sunnyvale	CA	Actual/360	3.764%	111,655.95	0.00	0.00	N/A	06/06/34	--	34,450,000.00	34,450,000.00	01/06/22
11	30503460	LO	Sacramento	CA	Actual/360	4.110%	120,331.67	0.00	0.00	N/A	08/06/29	--	34,000,000.00	34,000,000.00	01/06/22
12	30503371	MF	Long Island City	NY	Actual/360	3.132%	74,167.50	0.00	0.00	N/A	08/01/29	--	27,500,000.00	27,500,000.00	01/01/22
13	30316678	RT	North Hollywood	CA	Actual/360	4.860%	112,995.00	0.00	0.00	N/A	01/01/29	--	27,000,000.00	27,000,000.00	01/01/22
14	30316679	MU	Boca Raton	FL	Actual/360	4.950%	102,300.00	0.00	0.00	N/A	01/01/29	--	24,000,000.00	24,000,000.00	01/01/22
15	30316680	Various Worcester		MA	Actual/360	4.300%	70,119.83	38,788.49	0.00	N/A	08/01/29	--	18,937,088.46	18,898,299.97	01/01/22
16	30316683	OF	Chicago	IL	Actual/360	4.050%	66,262.50	0.00	0.00	N/A	07/01/29	--	19,000,000.00	19,000,000.00	01/01/22
17	30316684	MU	New York	NY	Actual/360	4.150%	66,111.81	0.00	0.00	N/A	06/01/29	--	18,500,000.00	18,500,000.00	03/01/20
18	30316481	LO	Various	Various	Actual/360	4.550%	64,070.65	22,571.64	0.00	N/A	07/06/29	--	16,352,665.89	16,330,094.25	01/06/22
19	30316685	LO	Sugar Land	TX	Actual/360	5.335%	77,179.67	0.00	0.00	N/A	01/01/29	--	16,800,000.00	16,800,000.00	01/01/22
20	30316686	Various Various		MI	Actual/360	4.090%	52,014.68	19,654.16	0.00	N/A	08/06/29	--	14,768,740.78	14,749,086.62	01/06/22
21	30316687	OF	Los Angeles	CA	Actual/360	4.550%	57,046.89	0.00	0.00	N/A	08/06/29	--	14,560,000.00	14,560,000.00	01/06/22
22	30503710	MF	Various	Various	Actual/360	4.850%	50,116.67	0.00	0.00	N/A	08/06/29	--	12,000,000.00	12,000,000.00	01/06/22
23	30316688	OF	Cypress	CA	Actual/360	4.150%	33,216.72	0.00	0.00	N/A	07/06/29	--	9,295,000.00	9,295,000.00	01/06/22
24	30316689	RT	Bountiful	UT	Actual/360	4.910%	37,629.69	0.00	0.00	N/A	05/01/29	--	8,900,000.00	8,900,000.00	01/01/22
25	30503343	LO	Bluffton	SC	Actual/360	4.350%	31,120.26	11,940.46	0.00	N/A	07/06/24	--	8,307,968.19	8,296,027.73	01/06/22
26	30316690	RT	Palm Desert	CA	Actual/360	5.130%	32,799.94	0.00	0.00	N/A	12/01/28	--	7,425,000.00	7,425,000.00	01/01/22

© Copyright 2022 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	30503412	SS	Panama City Beach	FL	Actual/360	4.450%	26,440.42	0.00	0.00	N/A	08/06/29	--	6,900,000.00	6,900,000.00	01/06/22
28	30316691	RT	Phoenix	AZ	Actual/360	4.400%	25,688.67	0.00	0.00	N/A	08/01/29	--	6,780,000.00	6,780,000.00	01/01/22
29	30316692	SS	Largo	FL	Actual/360	4.390%	24,666.31	0.00	0.00	N/A	07/06/29	--	6,525,000.00	6,525,000.00	01/06/22
30	30316693	IN	Las Vegas	NV	Actual/360	4.280%	23,067.12	8,035.84	0.00	N/A	07/01/29	--	6,258,790.77	6,250,754.93	01/01/22
31	30316694	MF	Seattle	WA	Actual/360	4.500%	24,180.00	0.00	0.00	N/A	08/06/29	--	6,240,000.00	6,240,000.00	01/06/22
32	30503416	SS	Lincolnton	NC	Actual/360	3.770%	9,008.73	0.00	0.00	N/A	08/06/29	--	2,775,000.00	2,775,000.00	01/06/22
33	30503741	MF	Brooklyn	NY	Actual/360	4.850%	11,276.25	0.00	0.00	N/A	08/01/29	--	2,700,000.00	2,700,000.00	01/01/22
Totals							2,967,395.45	140,693.82	0.00				807,854,039.60	807,713,345.78
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2022 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,965,442.73	9,826,707.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	36,649,783.21	35,575,429.17	01/01/21	09/30/21	--	0.00	0.00	183,136.80	183,136.80	0.00	0.00
2A5	36,649,783.21	35,575,429.17	01/01/21	09/30/21	--	0.00	0.00	73,254.72	73,254.72	0.00	0.00
3	(1,367,081.33)	(352,364.13)	01/01/21	03/31/21	05/11/21	0.00	0.00	293,307.45	4,618,721.65	13,748.81	0.00
4	5,193,252.94	6,858,779.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,910,728.01	885,671.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,246,798.28	3,431,480.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	7,928,432.92	8,616,425.25	01/01/21	09/30/21	--	0.00	0.00	121,502.78	121,502.78	0.00	0.00
8	4,370,949.37	5,693,308.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A1	8,868,472.40	9,179,825.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	8,868,472.40	9,179,825.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	36,521,966.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	(460,000.30)	1,240,321.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,673,342.97	2,922,200.52	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	10,801.61	0.00
13	2,445,113.41	2,481,425.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,300,370.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,937,718.72	3,544,963.02	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,129,112.35	404,711.40	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	345,105.73	(37,112.36)	01/01/21	06/30/21	07/12/21	3,533,938.58	193,786.36	53,153.58	1,233,335.16	0.00	0.00
18	3,312,557.79	5,398,468.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	(410,632.61)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,587,344.18	1,162,353.32	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,094,202.92	691,991.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,034,104.73	1,038,300.36	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,242,740.83	1,406,727.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	798,214.48	995,800.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	386,386.93	1,719,801.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	630,616.56	513,396.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	580,463.60	664,110.69	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	598,367.25	711,720.27	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	542,369.31	639,736.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,085,118.29	1,034,505.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	354,502.01	258,985.72	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	339,017.02	482,360.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	205,221.86	143,900.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	186,558,358.37	151,889,188.32				3,533,938.58	193,786.36	724,355.34	6,229,951.11	24,550.42	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/22	0	0.00	0	0.00	2	88,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.265619%	4.244083%	91
12/17/21	0	0.00	0	0.00	2	88,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.265631%	4.244095%	92
11/18/21	0	0.00	0	0.00	2	88,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.265645%	4.244107%	93
10/18/21	0	0.00	0	0.00	2	88,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.265657%	4.244118%	94
09/17/21	0	0.00	0	0.00	2	88,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.265671%	4.244130%	95
08/17/21	0	0.00	0	0.00	2	88,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.265683%	4.244141%	96
07/16/21	0	0.00	0	0.00	2	88,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.265699%	4.244157%	97
06/17/21	0	0.00	0	0.00	2	88,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.265717%	4.244175%	98
05/17/21	0	0.00	0	0.00	2	88,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.265733%	4.244190%	99
04/16/21	0	0.00	0	0.00	2	88,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.265750%	4.244208%	100
03/17/21	0	0.00	0	0.00	2	88,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.265766%	4.244223%	101
02/18/21	0	0.00	0	0.00	2	88,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.265787%	4.244244%	102
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2A2	30316576	12/01/21	0	B	183,136.80	183,136.80	0.00	50,000,000.00
2A5	30316580	12/01/21	0	B	73,254.72	73,254.72	0.00	20,000,000.00
3	30316672	09/06/20	15	6	293,307.45	4,618,721.65	21,316.98	70,000,000.00	12/10/20	9
7	30503334	12/06/21	0	B	121,502.78	121,502.78	0.00	40,000,000.00
17	30316684	03/01/20	21	6	53,153.58	1,233,335.16	120,822.51	18,500,000.00	06/11/20	2
Totals					724,355.34	6,229,951.11	142,139.49	198,500,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		8,296,028	8,296,028	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		799,417,318	710,917,318	88,500,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	807,713,346	719,213,346	0	0	88,500,000	0
Dec-21	807,854,040	719,354,040	0	0	88,500,000	0
Nov-21	808,006,667	719,506,667	0	0	88,500,000	0
Oct-21	808,146,269	719,646,269	0	0	88,500,000	0
Sep-21	808,297,844	719,797,844	0	0	88,500,000	0
Aug-21	808,444,247	719,944,247	0	0	88,500,000	0
Jul-21	808,555,067	720,055,067	0	0	88,500,000	0
Jun-21	808,675,580	720,175,580	0	0	88,500,000	0
May-21	808,785,529	720,285,529	0	0	88,500,000	0
Apr-21	808,905,203	720,405,203	0	0	88,500,000	0
Mar-21	809,014,290	720,514,290	0	0	88,500,000	0
Feb-21	809,153,469	720,653,469	0	0	88,500,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30316672	70,000,000.00	70,000,000.00	95,400,000.00	12/13/21	(426,086.01)	(0.49000)	03/31/21	08/06/29	I/O
17	30316684	18,500,000.00	18,500,000.00	17,800,000.00	08/23/20	(39,560.36)	(0.05000)	06/30/21	06/01/29	I/O
Totals		88,500,000.00	88,500,000.00	113,200,000.00		(465,646.37)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30316672	LO	PA	12/10/20	9

1/10/2022 - Loan initially became SS for delinquency due to COVID on 12/10/2020. Borrower has engaged a representative and provided due diligence. Modification has closed, Loan will be returned to the Master servicer after Rehabilitation

17	30316684	MU	NY	06/11/20	2

1/10/2022 - Loan was transferred to LNR as Special Servicer from prior Special Servicer Midland on 07/15/2021. The Loan became SS for delinquent payments. The subject collateral is a 5-story walkup apartment building with a total of 5,540 SF with 3 retail tenants (21% NRA), and 4 market rate apartments on floors 2-5 (79% NRA). Per the Borrower, all ground floor retail units are currently vacant. 2 of the 4 residential units are paying rent and the other 2 were vacated prior to lease end. The Special Servi cer will continue discussions with the Borrower while dual tracking FC/receivership action. A moratorium is currently in place thru January 2022.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30316672	70,000,000.00	4.88000%	70,000,000.00 4.88000%		8	05/21/20	06/05/20	05/28/20
11	30503460	0.00	4.11000%	0.00	4.11000%	8	11/15/20	10/06/20	11/23/20
25	30503343	8,536,342.63	4.35000%	8,536,342.63 4.35000%		8	05/15/20	06/05/20	05/22/20
Totals		78,536,342.63		78,536,342.63
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	15,069.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	3,982.64	0.00	0.00	12,594.69	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	19,052.08	0.00	0.00	12,594.69	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		31,646.77

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Supplemental Notes
None

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